DEFERRED TAX ASSETS AND LIABILITIES (Schedule of Unrecognised Deferred Tax Liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	$ (325)	$ (840)
Recognised in income	(683)	323
Recognised in discontinued operations	0	192
Balance at end of year	(1,008)	(325)
Plant and Equipment, vehicles [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	168	224
Recognised in income	56	(56)
Recognised in discontinued operations	0	0
Balance at end of year	224	168
Intangible assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(931)	(3,950)
Recognised in income	(2,070)	2,827
Recognised in discontinued operations	0	192
Balance at end of year	(3,001)	(931)
Inventories [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	105	423
Recognised in income	671	(318)
Recognised in discontinued operations	0	0
Balance at end of year	776	105
Provision for taxes other than income tax [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	558	2,194
Recognised in income	856	(1,636)
Recognised in discontinued operations	0	0
Balance at end of year	1,414	558
Tax value of loss carry-forwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	1,030	1,254
Recognised in income	(4)	(224)
Recognised in discontinued operations	0	0
Balance at end of year	1,026	1,030
Other items [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(1,255)	(985)
Recognised in income	(192)	(270)
Recognised in discontinued operations	0	0
Balance at end of year	$ (1,447)	$ (1,255)